Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB SUSTAINABLE INTERNATIONAL THEMATIC FUND, INC.
Prospectus Date	rr_ProspectusDate	Oct. 29, 2021
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2021